Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of shareholders equity [line items]
Summary of Issued Share Capital and Reserves Attributable to Shareholders
Issued share capital and reserves attributable to shareholders of Aegon Ltd.

	Note	2025	2024	2023

Share capital - par value	25.1	229	241	265

Share premium	25.2	6,853	6,853	6,853

Total share capital		7,082	7,094	7,118

Retained earnings		4,238	4,347	5,099

Treasury shares	25.3	(447)	(398)	(346)

Total retained earnings		3,792	3,949	4,753

Revaluation reserves	25.4	(2,519)	(3,706)	(3,770)

Remeasurement of defined benefit plans	25.5	(966)	(1,072)	(1,006)

Other reserves	25.6	43	951	379

Total shareholders’ equity		7,432	7,215	7,475

Summary of Share Capital - Par Value
25.1 Share capital – par value

	2025	2024	2023

Common shares	189	198	218

Common shares B	40	42	47

On December 31	229	241	265

	Common shares			Common shares B

	2025	2024	2023	2025	2024	2023

Authorized share capital	480	480	480	240	240	240

Number of authorized shares (in million)	4,000	4,000	4,000	2,000	2,000	2,000

Par value in cents per share	12	12	12	12	12	12

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

On January 1	1,652,797	198	353,388	42

Shares withdrawn	(79,678)	(10)	(17,557)	(2)

On December 31, 2025	1,573,120	189	335,831	40

On January 1	1,814,727	218	389,759	47

Shares withdrawn	(161,929)	(19)	(36,371)	(4)

On December 31, 2024	1,652,797	198	353,388	42

On January 1	2,109,430	253	546,196	66

Shares withdrawn	(294,703)	(35)	(156,437)	(19)

On December 31, 2023	1,814,727	218	389,759	47
The table below represents the weighted average number of common shares, including treasury shares, attributable to Aegon Ltd.:

	Common shares			Common shares B

	2025	2024	2023	2025	2024	2023

Weighted average number (thousands)	1,649,305	1,753,162	2,067,119	352,618	388,169	523,149

Summary of Share Premium

	2025	2024	2023

On January 1	6,853	6,853	6,853

On December 31	6,853	6,853	6,853

- Common shares	5,200	5,200	5,200

- Common shares B	1,653	1,653	1,653

Total share premium	6,853	6,853	6,853

Summary of Weighted Average Number of Treasury Shares

	Common shares			Common shares B

Treasury shares	2025	2024	2023	2025	2024	2023

Weighted average number (thousands)	96,602	123,431	188,403	7,945	7,945	33,035

Summary of Revaluation Reserves

	Investments (FVOCI)	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Reinsurance contracts held	Total

On January 1, 2025	(4,426)	9	724	2,795	(2,808)	(3,706)

Gross revaluation	1,605	1	(97)	(833)	119	795

Net (gains) / losses transferred to income statement	342	-	(127)	-	-	215

Movements in foreign currency translation and net foreign investment hedging reserves	464	(1)	(79)	(297)	326	413

Tax effect	(419)	-	49	174	(22)	(218)

Disposal of group assets	-	(1)	-	-	-	(1)

Other	-	-	-	(17)	-	(17)

On December 31, 2025	(2,434)	8	469	1,821	(2,384)	(2,519)

On January 1, 2024	(3,300)	9	842	939	(2,261)	(3,770)

Gross revaluation	(1,187)	(1)	(88)	2,250	(556)	418

Net (gains) / losses transferred to income statement	82	-	(124)	-	-	(42)

Movements in foreign currency translation and net foreign investment hedging reserves	(259)	1	49	136	(168)	(242)

Tax effect	237	-	45	(530)	177	(71)

On December 31, 2024	(4,426)	9	724	2,795	(2,808)	(3,706)

On January 1, 2023	(5,251)	15	1,024	2,215	(2,566)	(4,563)

Gross revaluation	1,552	(2)	(62)	(1,626)	349	211

Net (gains) / losses transferred to income statement	706	-	(130)	-	-	577

Movements in foreign currency translation and net foreign investment hedging reserves	138	-	(31)	(47)	82	142

Tax effect	(487)	-	42	397	(126)	(174)

Disposal of group assets	42	(3)	-	-	-	38

On December 31, 2023	(3,300)	9	842	939	(2,261)	(3,770)

Summary of Revaluation Reserve for Investments Measured at FVOCI
The closing balances of the revaluation reserve for investments measured
at FVOCI relate to the following instruments:

	2025	2024	2023

Shares	3	3	2

Debt securities	(2,431)	(4,425)	(3,297)

Money market and other short-term investments	(6)	(5)	(5)

Revaluation reserve for investments measured at FVOCI	(2,434)	(4,426)	(3,300)

Summary of Remeasurement of Defined Benefit Plans

	2025	2024	2023

On January 1	(1,072)	(1,006)	(1,565)

Remeasurements of defined benefit plans	9	(6)	(110)

Tax effect	(4)	1	17

Net exchange differences	101	(60)	14

Disposal of a business	-	-	638

Total remeasurement of defined benefit plans	(966)	(1,072)	(1,006)

Summary of Other Reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total

On January 1, 2025	1,381	(383)	(48)	951

Movements in foreign currency translation and net foreign investment hedging reserves	(998)	51	-	(947)

Disposal of a business	(2)	-	-	(2)

Disposal	-	-	(17)	(17)

Equity movements of joint ventures	-	-	3	3

Equity movements of associates	-	-	56	56

On December 31, 2025	380	(331)	(5)	43

On January 1, 2024	798	(324)	(95)	379

Movements in foreign currency translation and net foreign investment hedging reserves	581	(63)	-	518

Disposal of a business	(5)	4	(11)	(12)

Tax effect	7	-	-	7

Equity movements of joint ventures	-	-	(27)	(27)

Equity movements of associates	-	-	85	85

Other	-	-	(1)	(1)

On December 31, 2024	1,381	(383)	(48)	951

On January 1, 2023	1,108	(371)	(68)	669

Movements in foreign currency translation and net foreign investment hedging reserves	(290)	54	-	(236)

Disposal of a business	(29)	-	(15)	(45)

Tax effect	10	(6)	-	3

Equity movements of joint ventures	-	-	(2)	(2)

Equity movements of associates	-	-	(9)	(9)

On December 31, 2023	798	(324)	(95)	379

Aegon Ltd. [member]
Disclosure of shareholders equity [line items]
Summary of Shareholders' Equity

	Share capital	Share premium	Revaluation account	Legal reserves revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total
On January 1, 2025	241	6,853	(6,022)	2,326	999	1,367	2,233	(1,072)	(398)	688	7,215

Net result 2024 retained	-	-	-	-	-	-	688	-	-	(688)	-

Net result 2025 recognized in the income statement	-	-	-	-	-	-	-	-	-	977	977
Total net result	-	-	-	-	-	-	688	-	-	289	977

											-

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	-	(950)	-	-	101	-	-	(849)

Changes in revaluation in subsidiaries	-	-	1,709	(504)	-	-	-	-	-	-	1,205

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	-	5	-	-	5

Changes and transfer to legal reserve	-	-	(8)	-	-	(129)	196	-	-	-	59

Other	-	-	(17)	-	-	-	23	-	-	-	6
Total other comprehensive income/(loss)	-	-	1,683	(504)	(950)	(129)	219	106	-	-	425

											-

Shares withdrawn	(12)	-	-	-	-	-	12	-	-	-	-

Issuance and purchase of treasury shares	-	-	-	-	-	-	(461)	-	(49)	-	(510)

Dividends paid on common shares	-	-	-	-	-	-	(596)	-	-	-	(596)

Dividend withholding tax reduction							1				1

Coupons on perpetual securities							(53)				(53)

Incentive plans	-	-	-	-	-	-	(28)	-	-	-	(28)

On December 31, 2025	229	6,853	(4,338)	1,821	49	1,239	2,015	(966)	(447)	977	7,432

	Share capital	Share premium	Revaluation account	Legal reserves revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total
On January 1, 2024	265	6,853	(5,157)	1,398	474	1,134	4,039	(1,006)	(346)	(179)	7,475

Net result 2023 retained	-	-	-	-	-	-	(179)	-	-	179	-

Net result 2024 recognized in the income statement	-	-	-	-	-	-	-	-	-	688	688
Total net result	-	-	-	-	-	-	(179)	-	-	867	688

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	-	524	-	-	(60)	-	-	464

Changes in revaluation in subsidiaries	-	-	(863)	928	-	-	-	-	-	-	65

Changes in revaluation reserve real estate held for own use	-	-	(1)	-	-	-	-	-	-	-	(1)
Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	-	(5)	-	-	(5)
Changes and transfer to legal reserve	-	-	-	-	-	233	(186)	-	-	-	47

Other	-	-	-	-	-	-	(5)	-	-	-	(5)
Total other comprehensive income/(loss)	-	-	(865)	928	524	233	(191)	(66)	-	-	564

Shares withdrawn	(24)	-	-	-	-	-	24	-	-	-	-

Issuance and purchase of treasury shares	-	-	-	-	-	-	(835)	-	(52)	-	(887)

Dividends paid on common shares	-	-	-	-	-	-	(521)	-	-	-	(521)

Dividend withholding tax reduction	-	-	-	-	-	-	3	-	-	-	3
Coupons on perpetual securities							(77)				(77)

Incentive plans	-	-	-	-	-	-	(31)	-	-	-	(31)

On December 31, 2024	241	6,853	(6,022)	2,326	999	1,367	2,233	(1,072)	(398)	688	7,215